Product Warranty Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Product Warranty Liability [Abstract]
Product Warranty Liability

7. Product Warranty Liability

Changes in product warranty liability were as follows:

Warranty Liability
Balance as of December 31, 2025	$1,892
Utilization	(78)
Balance as of March 31, 2026	$1,814

The assumptions utilized in developing the liability as of March 31, 2026 include an estimated cost per unit of $6, an average sound processor / battery assembly (“Battery”) life of five years, inflationary increase of 3.7%, and an average patient life calculated based on probabilities outlined in the PRI-2012 mortality tables, published from the Society of Actuaries. Additionally, a discount rate of 5.6% was used in the calculation as of March 31, 2026.

8. Product Warranty Liability

Changes in warranty liability were as follows:

Warranty Liability
Balance as of December 31, 2023	$2,234
Utilization	(181)
Balance as of December 31, 2024	2,053
Utilization	(161)
Balance as of December 31, 2025	$1,892

The assumptions utilized in developing the liability as of December 31, 2025 include an estimated cost per unit of $6, an average sound processor / battery assembly (“Battery”) life of five years, inflationary increase of 3.9%, and an average patient life calculated based on probabilities outlined in the PRI-2012 mortality tables, published from the Society of Actuaries. Additionally, a discount rate of 5.6% was used in the calculation as of December 31, 2025.

The assumptions utilized in developing the liability as of December 31, 2024, include an estimated cost per unit of $6, an average Battery life of five years, inflationary increase of 3.8%, and an average patient life calculated based on probabilities outlined in the PRI-2012 mortality tables, published from the Society of Actuaries. Additionally, a discount rate of 5.2% was used in the calculation as of December 31, 2024.